ACQUISITIONS AND DIVESTITURES (Tables)	3 Months Ended
Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Disposal Groups, Including Discontinued Operations
The following tables present the results of the Fresh Vegetables division as reported in loss from discontinued operations, net of income taxes, in the condensed consolidated statements of operations and the carrying value of assets and liabilities as presented within assets and liabilities held for sale in the condensed consolidated balance sheets.

	Three Months Ended
	March 31, 2024	March 31, 2023

	(U.S. Dollars in thousands)
Revenues, net	$290,290	$294,882
Cost of sales	(261,530)	(288,727)
Gross profit	28,760	6,155
Selling, marketing, general and administrative expenses	(11,517)	(14,177)
Transaction and other operating costs	(455)	(1,500)
Loss on asset sales	(221)	—
Operating income (loss) from discontinued operations	16,567	(9,522)
Other income, net	9	53
Net interest expense[1]	(1,437)	(239)
Income (loss) from discontinued operations before income taxes	15,139	(9,708)
Income tax expense	(21,281)	(4,872)
Loss from discontinued operations attributable to noncontrolling interests	91	74
Loss from discontinued operations, net of income taxes	$(6,051)	$(14,506)
[1] Net interest expense presented within discontinued operations is net of interest income and includes the estimated allocated interest expense related to the estimated portion of Term Loan A and Term Loan B required to be repaid if the Vegetables exit process occurs. See Note 12 “Debt” for further detail.

	March 31, 2024	December 31, 2023

ASSETS	(U.S. Dollars in thousands)
Cash and cash equivalents	$206	$1,425
Current receivables, net[1]	9,036	15,633
Inventories, net	34,696	35,266
Prepaid expenses and other current assets	3,347	5,724
Property, plant and equipment, net	230,220	230,292
Operating lease right-of-use assets	109,039	107,390
Other noncurrent assets	19,189	18,727
Total Fresh Vegetables assets held for sale	$405,733	$414,457
LIABILITIES
Accounts payable	$73,685	$69,998
Accrued and other current liabilities	79,659	82,019
Operating lease liabilities	84,082	87,477
Deferred income tax liabilities	50,536	34,005
Other long-term liabilities	17,791	17,843
Total Fresh Vegetables liabilities held for sale	$305,753	$291,342
[1]Fresh Vegetables currently sells its trade receivables under the facility with recourse provisions described in Note 8 “Receivables and Allowances for Credit Losses.” Upon exiting the Fresh Vegetables business, Fresh Vegetables’ position under the facility will be settled.